Financial Instruments and Risk Management - Financial Risk (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	$ 4,975,000,000
Line of credit, current borrowing capacity	4,158,000,000
Authorized Capital Commitments, Pre-Registration	1.75		$ 3.0
Revenues	13,301,000,000	$ 19,902,000,000
Bank operating loan
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	975,000,000	900,000,000
Line of credit, current borrowing capacity	508,000,000
Syndicated Bank Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	4,000,000,000
Line of credit, current borrowing capacity	3,650,000,000
Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues		$ 3,900,000,000
Single customer over 10% of revenue | Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues	$ 2,300,000,000